OTHER NON-INTEREST EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-INTEREST EXPENSES [Abstract]
Supplies	$ 1,281	$ 1,571	$ 1,630
Amortization of intangible assets	1,065	1,371	1,280
Other	4,384	5,651	6,367
Total other non-interest expense	$ 6,730	$ 8,593	$ 9,277